Accounts Receivables, Other Receivables and Prepayments	12 Months Ended
Jun. 30, 2018
Disclosure of other current assets [Abstract]
Disclosure of other current assets [Text Block]
16. Accounts Receivables, Other Receivables and Prepayments

	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
Accounts receivable	149,979	144,222
Finance receivables	496	-
Less allowance for doubtful debts	(5,706)	(6,590)
Net accounts receivable	144,769	137,632
Go livestock receivables	26,687	23,728
	171,456	161,360
Other receivables and prepayments	24,831	21,339
	196,287	182,699

Accounts receivable

Analysis of movements in allowance for doubtful debts is as follows:

	2018	2017
	(US$’000)	(US$’000)
Balance at beginning of year	(6,590)	(6,062)
Bad debt expense	(1,355)	(3,673)
Write-offs	1,924	3,206
Exchange differences	315	(61)
Balance at end of year	(5,706)	(6,590)

The aging status of the accounts receivable at the reporting date are as follows:

	June 30, 2018		June 30, 2017
	Not impaired	Impaired	Not impaired	Impaired
	(US$’000)	(US$’000)	(US$’000)	(US$’000)
Not past due	117,704	14	106,112	-
Past due 1-30 days	12,627	64	18,352	13
Past due 31-60 days	8,357	55	6,114	12
Past due 61-90 days	710	22	698	21
Past due 90 plus days	5,371	5,551	6,356	6,544
Impairment	-	(5,706)	-	(6,590)
	144,769	-	137,632	-

Go
livestock receivables

The Group holds receivables in respect of its Go range of livestock products. Launched in November 2015, the Go range allow farmers to defer payment for the purchase of livestock. The counterparty to the Go product is fully exposed to the risks and rewards of ownership. To mitigate credit risk the Group retains title to the livestock until sale. Fee income received in respect of the Go range of livestock receivables is recognized by the Group as interest income over the respective contract period. Interest income on the Go range of livestock receivables is included within operating revenue of the Agency operating segment.

The aging status of the
Go
livestock receivable at the reporting date are as follows:

	June 30, 2018		June 30, 2017
	Not impaired	Impaired	Not impaired	Impaired
	(US$’000)	(US$’000)	(US$’000)	(US$’000)
Not past due	26,687	-	23,728	-
Past due 1-30 days	-	-	-	-
Past due 31-60 days	-	-	-	-
Past due 61-90 days	-	-	-	-
Past due 90 plus days	-	-	-	-
Impairment	-	-	-	-
	26,687	-	23,728	-